Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Total	$ 607	₨ 49,864	₨ 48,320
Security deposits [member]
IfrsStatementLineItems [Line Items]
Total		₨ 49,864	₨ 48,320